Revenues (Tables)	6 Months Ended
Feb. 29, 2020
Revenues [Abstract]
Schedule of revenue
	February 29 2020 $	February 28 2019 $
Product sales	99,191	5,436
Licensing revenue	69,750	32,000
Freight revenue	440	122
	169,381	37,558